Organization and Plan of Business Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Plan of Business Operations

Note 1 — Organization and Plan of Business Operations

Andina Acquisition Corp. III (the “Company”) was incorporated in the Cayman Islands on July 29, 2016 as a blank check company for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, recapitalization, reorganization or other similar business combination with one or more businesses or entities (a “Business Combination”). The Company’s efforts to identify a prospective target business are not limited to a particular industry or geographic region, although the Company initially intended to focus on target businesses in the Americas.

All activity through March 31, 2021 related to the Company’s formation, its initial public offering (the “Initial Public Offering”), which is described below, and since the closing of the Initial Public Offering, the Company’s search for an initial business combination, specifically, activities in connection with the announced and subsequently terminated proposed acquisition of EMMAC Life Sciences Limited, (“EMMAC”) (which activities ceased in November 2020) and activities in connection with the proposed acquisition of Stryve Foods LLC (“Stryve”), as described below.

Initial Public Offering

The registration statement for the Initial Public Offering (the “IPO”) was declared effective on January 24, 2019 pursuant to Section 8(a) of the Securities Act of 1933, as amended. On January 31, 2019, the Company consummated the Initial Public Offering of 10,800,000 units (the “Units” and, with respect to the ordinary shares included in the Units offered, the “Public Shares”), which included a partial exercise by the underwriters of their over-allotment option in the amount of 800,000 Units, at $10.00 per Unit, generating gross proceeds of $108,000,000, which is described in Note 4.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 395,000 units (the “Private Units”) at a price of $10.00 per Private Unit in a private placement (the “Private Placement”) to certain shareholders, or their affiliates (collectively, the “Initial Shareholders”) and the underwriters, generating gross proceeds of $3,950,000, which is described in Note 5.

Transaction costs amounted to $3,204,451, consisting of $2,700,000 of underwriting fees and $504,451 of offering costs.

Following the closing of the Initial Public Offering on January 31, 2019, an amount of $108,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Units was placed in a trust account (the “Trust Account”), which has been invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 180 days or less or in any open-ended investment company that holds itself out as a money market fund meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the consummation of a Business Combination or (ii) the distribution of the Trust Account to its shareholders, as described below. The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and sale of the Private Units, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. Placing funds in the Trust Account may not protect those funds from third party claims against the Company. Although the Company will seek to have all vendors, service providers, prospective target businesses or other entities it engages, execute agreements with the Company waiving any claim of any kind in or to any monies held in the Trust Account, there is no guarantee that such persons will execute such agreements. One of the Company’s directors has agreed to be personally liable if the Company liquidates the Trust Account prior to the consummation of a Business Combination to ensure that the proceeds held in the Trust Account are not reduced by the claims of target businesses or claims of vendors or other entities that are owed money by the Company for services rendered or contracted for or products sold to the Company. However, such director may not be able to satisfy those obligations should they arise. The remaining net proceeds (not held in the Trust Account) may be used to pay for business, legal and accounting due diligence on prospective acquisitions and continuing general and administrative expenses. Additionally, the interest earned on the Trust Account balance may be released to the Company to pay the Company’s tax obligations and up to $100,000 may be released to pay for the Company’s working capital obligations, including any necessary liquidation or dissolution expenses.

In order to meet its working capital needs following the consummation of the Initial Public Offering, the Company’s Initial Shareholders, officers and directors or their affiliates may, but are not obligated to, loan the Company funds, from time to time or at any time, in whatever amount they deem reasonable in their sole discretion. Each loan would be evidenced by a promissory note. The notes would either be paid upon consummation of the Company’s initial Business Combination, without interest, or, at the lender’s discretion. Up to $500,000 of the notes may be converted upon consummation of the Company’s initial Business Combination into additional Private Units at a price of $10.00 per unit. In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay such loaned amounts, but no proceeds from the Trust Account would be used for such repayment.

ANDINA ACQUISITION CORP. III

NOTES TO CONDENSED FINANCIAL STATEMENTS

MARCH 31, 2021

(Unaudited)

Initial Business Combination

Pursuant to the Nasdaq Capital Markets listing rules, the Company’s initial Business Combination must be with a target business or businesses whose collective fair market value is at least equal to 80% of the balance in the Trust Account at the time of the execution of a definitive agreement for such Business Combination, although this may entail simultaneous acquisitions of several target businesses. The fair market value of the target will be determined by the Company’s board of directors based upon one or more standards generally accepted by the financial community (such as actual and potential sales, earnings, cash flow and/or book value). The target business or businesses that the Company acquires may have a collective fair market value substantially in excess of 80% of the Trust Account balance. In order to consummate such a Business Combination, the Company may issue a significant amount of its debt or equity securities to the sellers of such business and/or seek to raise additional funds through a private offering of debt or equity securities. There are no limitations on the Company’s ability to incur debt or issue securities in order to consummate a Business Combination. Since the Company has no specific Business Combination under consideration, the Company has not entered into any arrangement to issue debt or equity securities. If the net proceeds of Initial Public Offering prove to be insufficient, either because of the size of the Business Combination, the depletion of the available net proceeds in search of a target business, or the obligation to convert a significant number of shares from shareholders into cash, the Company will be required to seek additional financing in order to complete its initial Business Combination. In addition, if the Company consummates a Business Combination, it may require additional financing to fund the operations or growth of the target business. The failure to secure additional financing could have a material adverse effect on the continued development or growth of the target business. None of the Company’s officers, directors or shareholders is required to provide any financing to the Company in connection with or after a Business Combination.

In connection with any proposed initial Business Combination, the Company will either (1) seek shareholder approval of such initial Business Combination at a meeting called for such purpose at which public shareholders may seek to convert their Public Shares, regardless of whether they vote for or against the proposed Business Combination, into their pro rata share of the aggregate amount then on deposit in the Trust Account (net of taxes payable) or (2) provide public shareholders with the opportunity to sell their Public Shares to the Company by means of a tender offer (and thereby avoid the need for a shareholder vote) for an amount equal to their pro rata share of the aggregate amount then on deposit in the Trust Account (net of taxes payable), in each case subject to the limitations described herein. Notwithstanding the foregoing, the Initial Shareholders have agreed, pursuant to written letter agreements with the Company, not to convert any Public Shares held by them into their pro rata share of the aggregate amount then on deposit in the Trust Account. If the Company determines to engage in a tender offer, such tender offer will be structured so that each public shareholder may tender any or all of his, her or its Public Shares rather than some pro rata portion of his, her or its shares. The decision as to whether the Company will seek shareholder approval of a proposed Business Combination or will allow shareholders to sell their Public Shares to it in a tender offer will be made by the Company based on a variety of factors such as the timing of the transaction, whether the terms of the transaction would otherwise require it to seek shareholder approval or whether the Company is deemed to be a foreign private issuer (which would require us to conduct a tender offer rather than seeking shareholder approval under the U.S. Securities and Exchange Commission (the “SEC”) rules). If the Company engages in a tender offer in connection with an initial Business Combination, the Company will file tender offer documents with the SEC, which will contain substantially the same financial and other information about the initial Business Combination as is required under the SEC’s proxy rules. The Company will consummate an initial Business Combination only if it has net tangible assets of at least $5,000,001 upon such consummation of a Business Combination and, solely if it seeks shareholder approval, a majority of the issued and outstanding ordinary shares voted are voted in favor of the Business Combination. The $5,000,001 net tangible asset value would be determined once a target business is located and the Company can assess all of the assets and liabilities of the combined company.

The Initial Shareholders have agreed (i) to vote their insider shares, Private Shares (as defined in Note 5) and any Public Shares purchased in or after the Initial Public Offering in favor of any proposed Business Combination and (ii) not to convert any shares (including the insider shares) in connection with a shareholder vote to approve, or sell their shares to the Company in any tender offer in connection with, a proposed initial Business Combination.

Failure to Consummate a Business Combination

The Company initially had until July 31, 2020 to complete a Business Combination. On July 29, 2020, the Company held a special meeting pursuant to which the Company’s shareholders approved extending the date by which the Company had to complete a Business Combination from July 31, 2020 to October 31, 2020 (or December 31, 2020 if the Company had executed a definitive agreement for a Business Combination by October 31, 2020). In connection with the approval of the extension, shareholders elected to redeem an aggregate of 4,303,096 ordinary shares. As a result, an aggregate of $44,063,656 (or approximately $10.24 per share) was released from the Trust Account to pay such shareholders.

ANDINA ACQUISITION CORP. III

NOTES TO CONDENSED FINANCIAL STATEMENTS

MARCH 31, 2021

(Unaudited)

On October 28, 2020, the Company held a special meeting pursuant to which the Company’s shareholders approved extending the date by which the Company had to complete a Business Combination from October 31, 2020 to January 31, 2021 (or April 30, 2021 if the Company had executed a definitive agreement for a Business Combination by January 31, 2021) (such date or later date, as applicable, the “Extended Date”). In connection with the approval of the extension, shareholders elected to redeem an aggregate of 5,174,508 ordinary shares. As a result, an aggregate of $52,996,135 (or approximately $10.24 per share) was released from the Trust Account to pay such shareholders.

On January 27, 2021, the Company held a special meeting pursuant to which the Company’s shareholders approved extending the date by which the Company had to complete a Business Combination from January 31, 2021 to April 30, 2021 (or July 31, 2021 if the Company has executed a definitive agreement for a Business Combination by April 30, 2021) (such date or later date, as applicable, the “Extended Date”). In connection with the approval of the extension, shareholders elected to redeem an aggregate of 300 ordinary shares. As a result, an aggregate of $3,073 (or approximately $10.24 per share) was released from the Company’s Trust Account to pay such shareholders and 4,417,096 ordinary shares are now issued and outstanding.

On January 28, 2021, the Company entered into a definitive business combination agreement (the “Business Combination Agreement”), pursuant to which, subject to the terms and conditions set forth therein, (i) the Company will re-domesticate as a Delaware corporation, (ii) Stryve will conduct a reorganization pursuant to which Stryve Foods Holdings LLC (“Stryve Holdings”) will become a holding company for Stryve, the former owners of Stryve will become the owners of Stryve Holdings, and Stryve will retain all of its business, assets and liabilities, and become a wholly-owned subsidiary of Stryve Holdings, (iii) Stryve Holdings will contribute to Andina Holdings LLC, the Company’s subsidiary (“Andina Holdings”), the equity interests of Stryve, in exchange for newly issued non-voting membership interests of Andina Holdings and the Company’s voting (but non-economic) common stock, and (iv) the Company will contribute all of the Company’s cash and cash equivalents to Andina Holdings, after payment of Company shareholders that elect to have their shares redeemed or converted in connection with the consummation of the Merger, in exchange for newly issued voting membership interests of Andina Holdings, all upon the terms and subject to the conditions set forth in the Business Combination Agreement. Simultaneously with the execution of the Business Combination Agreement, the Company and Stryve entered into subscription agreements with investors for an aggregate of $42,500,000 at a price of $10.00 per share in a private placement in the Company (the “Closing PIPE Investment”), to be consummated simultaneously with the Closing of the Business Combination. Additionally, simultaneously with the execution of the Business Combination Agreement, the Company and Stryve entered into subscription agreements with the holders (the “Bridge Investors”) of $10,600,000 in unsecured promissory notes of Stryve (the “Bridge Notes”) where the obligations of Stryve under the Bridge Notes will be used to offset and satisfy the obligations of the Bridge Investors and the Bridge Investors will be issued shares of Class A Common Stock at a price of $8.00 per share (the “Bridge PIPE Investment” and, together with the Closing PIPE Investment, the “PIPE Investment”). Consummation of the PIPE Investment is conditioned on the concurrent Closing of the Business Combination (and other customary closing conditions).

Pursuant to the terms of the Company’s amended and restated memorandum and articles of association, failure to consummate a Business Combination by the Extended Date will trigger the automatic winding up, dissolution and liquidation of the Company. As a result, this has the same effect as if the Company had formally gone through a voluntary liquidation procedure under Cayman Islands Companies Law. Accordingly, no vote would be required from shareholders to commence such a voluntary winding up, dissolution and liquidation. The holders of the insider shares will not participate in any liquidation distribution from the Trust Account with respect to their insider shares.

Liquidity and Going Concern

As of March 31, 2021, the Company had $77,204 in its operating bank accounts, $13,542,749 in marketable securities held in the Trust Account to be used for a Business Combination or to repurchase or redeem its Public Shares in connection therewith and working capital deficit of $1,387,460. As of March 31, 2021, approximately $322,000 of the amount on deposit in the Trust Account represented interest income, which is available to pay the Company’s tax obligations, if any.

Until the consummation of a Business Combination, the Company will be using the funds not held in the Trust Account for identifying and evaluating target businesses, performing due diligence on prospective target businesses, traveling to and from the offices, plants or similar location of prospective target businesses or their representatives or owners, reviewing corporate documents and material agreements of prospective target businesses and structuring, negotiating and completing a Business Combination.

The Company will need to raise additional capital through loans or additional investments from its Sponsor, an affiliate of the Sponsor, or its officers or directors. The Company’s officers, directors and Sponsor, or their affiliates, may, but are not obligated to, loan the Company funds, from time to time or at any time, in whatever amount they deem reasonable in their sole discretion, to meet the Company’s working capital needs. Accordingly, the Company may not be able to obtain additional financing. If the Company is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing operations, suspending the pursuit of a potential transaction, and reducing overhead expenses. The Company cannot provide any assurance that new financing will be available to it on commercially acceptable terms, if at all. These conditions raise substantial doubt about the Company’s ability to continue as a going concern through the Extended Date, which is the date the Company is required cease all operations except for the purpose of winding up if it has not completed a Business Combination. These condensed financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

NOTE 1. ORGANIZATION AND PLAN OF BUSINESS OPERATIONS

Andina Acquisition Corp. III (the “Company”) was incorporated in the Cayman Islands on July 29, 2016 as a blank check company for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, recapitalization, reorganization or other similar business combination with one or more businesses or entities (a “Business Combination”). The Company’s efforts to identify a prospective target business are not limited to a particular industry or geographic region, although the Company initially intended to focus on target businesses in the Americas.

All activity through December 31, 2020 relates to the Company’s formation, its initial public offering (the “Initial Public Offering”), which is described below, and since the closing of the Initial Public Offering, activities in connection with the announced and subsequently terminated proposed acquisition of EMMAC Life Sciences Limited, (“EMMAC”) (which activities ceased in November 2020) and activities in connection with the proposed acquisition of Stryve Foods LLC (“Stryve”), as discussed in Note 9.

In August 2020, the Company received a $139,430 reimbursement for expenses that it incurred in connection with the due diligence of evaluating a potential Business Combination that did not materialize.

Initial Public Offering

The registration statement for the Initial Public Offering (the “IPO”) was declared effective on January 24, 2019 pursuant to Section 8(a) of the Securities Act of 1933, as amended (the “Securities Act”). On January 31, 2019, the Company consummated the Initial Public Offering of 10,800,000 units (the “Units” and, with respect to the Ordinary Shares included in the Units offered, the “Public Shares”), which included a partial exercise by the underwriters of their over-allotment option in the amount of 800,000 Units, at $10.00 per Unit, generating gross proceeds of $108,000,000, which is described in Note 3.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 395,000 units (the “Private Units”) at a price of $10.00 per Private Unit in a private placement (the “Private Placement”) to certain shareholders, or their affiliates (collectively, the “initial shareholders”) and the underwriters, generating gross proceeds of $3,950,000, which is described in Note 4.

Transaction costs amounted to $3,204,451, consisting of $2,700,000 of underwriting fees and $504,451 of offering costs.

Following the closing of the Initial Public Offering on January 31, 2019, an amount of $108,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Units was placed in a trust account (the “Trust Account”), which has been invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 180 days or less or in any open-ended investment company that holds itself out as a money market fund meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the consummation of a Business Combination or (ii) the distribution of the Trust Account to its shareholders, as described below. The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and sale of the Private Units, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. Placing funds in the Trust Account may not protect those funds from third party claims against the Company. Although the Company will seek to have all vendors, service providers, prospective target businesses or other entities it engages, execute agreements with the Company waiving any claim of any kind in or to any monies held in the Trust Account, there is no guarantee that such persons will execute such agreements. One of the Company’s directors has agreed to be personally liable if the Company liquidates the Trust Account prior to the consummation of a Business Combination to ensure that the proceeds held in the Trust Account are not reduced by the claims of target businesses or claims of vendors or other entities that are owed money by the Company for services rendered or contracted for or products sold to the Company. However, such director may not be able to satisfy those obligations should they arise. The remaining net proceeds (not held in the Trust Account) may be used to pay for business, legal and accounting due diligence on prospective acquisitions and continuing general and administrative expenses. Additionally, the interest earned on the Trust Account balance may be released to the Company to pay the Company’s tax obligations and up to $100,000 may be released to pay for the Company’s working capital obligations, including any necessary liquidation or dissolution expenses.

In order to meet its working capital needs following the consummation of the Initial Public Offering, the Company’s initial shareholders, officers and directors or their affiliates may, but are not obligated to, loan the Company funds, from time to time or at any time, in whatever amount they deem reasonable in their sole discretion. Each loan would be evidenced by a promissory note. The notes would either be paid upon consummation of the Company’s initial Business Combination, without interest, or, at the lender’s discretion. Up to $500,000 of the notes may be converted upon consummation of the Company’s initial Business Combination into additional Private Units at a price of $10.00 per unit. In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay such loaned amounts, but no proceeds from the Trust Account would be used for such repayment.

ANDINA ACQUISITION CORP. III

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2020

Initial Business Combination

Pursuant to the Nasdaq Capital Markets listing rules, the Company’s initial Business Combination must be with a target business or businesses whose collective fair market value is at least equal to 80% of the balance in the Trust Account at the time of the execution of a definitive agreement for such Business Combination, although this may entail simultaneous acquisitions of several target businesses. The fair market value of the target will be determined by the Company’s board of directors based upon one or more standards generally accepted by the financial community (such as actual and potential sales, earnings, cash flow and/or book value). The target business or businesses that the Company acquires may have a collective fair market value substantially in excess of 80% of the Trust Account balance. In order to consummate such a Business Combination, the Company may issue a significant amount of its debt or equity securities to the sellers of such business and/or seek to raise additional funds through a private offering of debt or equity securities. There are no limitations on the Company’s ability to incur debt or issue securities in order to consummate a Business Combination. Since the Company has no specific Business Combination under consideration, the Company has not entered into any arrangement to issue debt or equity securities. If the net proceeds of Initial Public Offering prove to be insufficient, either because of the size of the Business Combination, the depletion of the available net proceeds in search of a target business, or the obligation to convert a significant number of shares from shareholders into cash, the Company will be required to seek additional financing in order to complete its initial Business Combination. In addition, if the Company consummates a Business Combination, it may require additional financing to fund the operations or growth of the target business. The failure to secure additional financing could have a material adverse effect on the continued development or growth of the target business. None of the Company’s officers, directors or shareholders is required to provide any financing to the Company in connection with or after a Business Combination.

In connection with any proposed initial Business Combination, the Company will either (1) seek shareholder approval of such initial Business Combination at a meeting called for such purpose at which Public Shareholders may seek to convert their Public Shares, regardless of whether they vote for or against the proposed Business Combination, into their pro rata share of the aggregate amount then on deposit in the Trust Account (net of taxes payable) or (2) provide Public Shareholders with the opportunity to sell their Public Shares to the Company by means of a tender offer (and thereby avoid the need for a shareholder vote) for an amount equal to their pro rata share of the aggregate amount then on deposit in the Trust Account (net of taxes payable), in each case subject to the limitations described herein. Notwithstanding the foregoing, the initial shareholders have agreed, pursuant to written letter agreements with the Company, not to convert any Public Shares held by them into their pro rata share of the aggregate amount then on deposit in the Trust Account. If the Company determines to engage in a tender offer, such tender offer will be structured so that each Public Shareholder may tender any or all of his, her or its Public Shares rather than some pro rata portion of his, her or its shares. The decision as to whether the Company will seek shareholder approval of a proposed Business Combination or will allow shareholders to sell their Public Shares to it in a tender offer will be made by the Company based on a variety of factors such as the timing of the transaction, whether the terms of the transaction would otherwise require it to seek shareholder approval or whether the Company is deemed to be a foreign private issuer (which would require us to conduct a tender offer rather than seeking shareholder approval under the U.S. Securities and Exchange Commission (the “SEC”) rules). If the Company engages in a tender offer in connection with an initial Business Combination, the Company will file tender offer documents with the SEC, which will contain substantially the same financial and other information about the initial Business Combination as is required under the SEC’s proxy rules. The Company will consummate an initial Business Combination only if it has net tangible assets of at least $5,000,001 upon such consummation of a Business Combination and, solely if it seeks shareholder approval, a majority of the issued and outstanding Ordinary Shares voted are voted in favor of the Business Combination. The $5,000,001 net tangible asset value would be determined once a target business is located and the Company can assess all of the assets and liabilities of the combined company.

The initial shareholders have agreed (i) to vote their insider shares, Private Shares (as defined in Note 4) and any Public Shares purchased in or after the Initial Public Offering in favor of any proposed Business Combination and (ii) not to convert any shares (including the insider shares) in connection with a shareholder vote to approve or sell their shares to the Company in any tender offer in connection with, a proposed initial Business Combination.

Failure to Consummate a Business Combination

The Company initially had until July 31, 2020 to complete a Business Combination. On July 29, 2020, the Company held a special meeting pursuant to which the Company’s shareholders approved extending the date by which the Company had to complete a Business Combination from July 31, 2020 to October 31, 2020 (or December 31, 2020 if the Company had executed a definitive agreement for a Business Combination by October 31, 2020). In connection with the approval of the extension, shareholders elected to redeem an aggregate of 4,303,096 Ordinary Shares. As a result, an aggregate of $44,063,656 (or approximately $10.24 per share) was released from the Company’s Trust Account to pay such shareholders and 9,591,904 Ordinary Shares were issued and outstanding at September 30, 2020.

On October 28, 2020, the Company held a special meeting pursuant to which the Company’s shareholders approved extending the date by which the Company had to complete a Business Combination from October 31, 2020 to January 31, 2021 (or April 30, 2021 if the Company has executed a definitive agreement for a Business Combination by January 31, 2021). In connection with the approval of the extension, shareholders elected to redeem an aggregate of 5,174,508 Ordinary Shares. As a result, an aggregate of $52,996,135 (or approximately $10.24 per share) was released from the Company’s Trust Account to pay such shareholders and 4,417,396 Ordinary Shares were issued and outstanding at December 31, 2020.

ANDINA ACQUISITION CORP. III

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2020

On January 27, 2021, the Company held a special meeting pursuant to which the Company’s shareholders approved extending the date by which the Company had to complete a Business Combination from January 31, 2021 to April 30, 2021 (or July 31, 2021 if the Company has executed a definitive agreement for a Business Combination by April 30, 2021) (such date or later date, as applicable, the “Extended Date”). In connection with the approval of the extension, shareholders elected to redeem an aggregate of 300 Ordinary Shares. As a result, an aggregate of $3,073 (or approximately $10.24 per share) was released from the Company’s Trust Account to pay such shareholders and 4,417,096 Ordinary Shares are now issued and outstanding.

Pursuant to the terms of the Company’s amended and restated memorandum and articles of association, failure to consummate a Business Combination by the Extended Date will trigger the automatic winding up, dissolution and liquidation of the Company. As a result, this has the same effect as if the Company had formally gone through a voluntary liquidation procedure under Cayman Islands Cayman Islands Companies Act. Accordingly, no vote would be required from shareholders to commence such a voluntary winding up, dissolution and liquidation. The holders of the insider shares will not participate in any liquidation distribution from the Trust Account with respect to their insider shares.

Liquidity and Going Concern

As of December 31, 2020, the Company had $198,192 in its operating bank accounts, $13,545,503 in marketable securities held in the Trust Account to be used for a Business Combination or to repurchase or redeem its Public Shares in connection therewith and working capital deficit of $684,984. As of December 31, 2020, approximately $322,000 of the amount on deposit in the Trust Account represented interest income, which is available to pay the Company’s tax obligations, if any. On April 9, 2020, pursuant to the prospectus relating to the IPO and the terms and conditions of the Investment Management Trust Agreement, dated January 28, 2019, by and between the Company and Continental Stock Transfer and Trust Company, the Company withdrew $100,000 of interest income on the funds held in the trust account to support the Company’s working capital obligations.

Until the consummation of a Business Combination, the Company will be using the funds not held in the Trust Account for identifying and evaluating target businesses, performing due diligence on prospective target businesses, traveling to and from the offices, plants or similar location of prospective target businesses or their representatives or owners, reviewing corporate documents and material agreements of prospective target businesses and structuring, negotiating and completing a Business Combination.

The Company will need to raise additional capital through loans or additional investments from its Sponsor, an affiliate of the Sponsor, or its officers or directors. The Company’s officers, directors and Sponsor, or their affiliates, may, but are not obligated to, loan the Company funds, from time to time or at any time, in whatever amount they deem reasonable in their sole discretion, to meet the Company’s working capital needs. Accordingly, the Company may not be able to obtain additional financing. If the Company is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing operations, suspending the pursuit of a potential transaction, and reducing overhead expenses. The Company cannot provide any assurance that new financing will be available to it on commercially acceptable terms, if at all. These conditions raise substantial doubt about the Company’s ability to continue as a going concern through the Extended Date, which is the date the Company is required cease all operations except for the purpose of winding up if it has not completed a Business Combination. These financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.